Note 20 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(20)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2023 and 2022:

	Quarter ended
Fiscal year ended October 31, 2023	January 31	April 30	July 31	October 31
Net sales	$18,283,675	$19,619,536	$16,941,378	$17,329,163
Gross profit	6,521,209	6,782,706	5,116,030	3,874,131
Selling, general & administrative expenses	5,455,466	5,662,339	4,957,518	5,145,418
Income (loss) from operations	1,045,936	1,100,106	138,425	(1,291,388)
Income (loss) before income taxes	842,448	2,498,020	99,883	(1,228,129)
Net income (loss)	809,984	2,423,087	100,803	(1,267,376)
Basic and diluted net income (loss) per share	$0.10	$0.31	$0.01	$(0.17)

	Quarter ended
Fiscal year ended October 31, 2022	January 31	April 30	July 31	October 31
Net sales	$14,440,295	$17,200,578	$17,382,640	$20,055,750
Gross profit	4,045,852	5,033,446	4,808,205	6,623,350
Selling, general & administrative expenses	4,780,199	5,036,331	4,954,221	5,188,984
Income (loss) from operations	(753,400)	(21,011)	(166,384)	1,413,659
Income (loss) before income taxes	(923,045)	(233,185)	(362,249)	1,196,081
Net income (loss)	(935,793)	(227,991)	(371,871)	1,188,564
Basic and diluted net income (loss) per share	$(0.12)	$(0.03)	$(0.05)	$0.15

Optical Cable Corporation (OCC)